Commitments and contingencies (Details)	Dec. 31, 2025 USD ($)
ASIC Design
Commitments and contingencies
Liability recognized for warranty claims	$ 0
ASIC Design | Minimum
Commitments and contingencies
Warranty term	3 months
ASIC Design | Maximum
Commitments and contingencies
Warranty term	6 months
ASIC Production
Commitments and contingencies
Warranty term	24 months
Liability recognized for warranty claims	$ 0